Borrowings - Debt instrument (Details) $ in Thousands, € in Millions, د.ك in Millions, R$ in Millions, R in Millions, ₦ in Billions, XOF in Billions	Sep. 30, 2024 USD ($)	Sep. 30, 2024 BRL (R$)	Sep. 30, 2024 XOF	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 KWD (د.ك)	Sep. 30, 2024 ZAR (R)	Sep. 30, 2024 NGN (₦)	Jun. 30, 2024	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 NGN (₦)
Borrowings
Borrowings	$ 3,531,758										$ 3,510,847
IHS Holding limited, Senior Note Maturing 2026
Borrowings
Notional amount	$ 500,000
Interest rate	5.63%	5.63%	5.63%	5.63%	5.63%	5.63%	5.63%
Borrowings	$ 506,809										498,920
IHS Holding limited, Senior Note Maturing 2026 | Redemption between November 29, 2023 - November 28, 2024
Borrowings
Early redemption price as a percentage of notional amount	102.8125%	102.8125%	102.8125%	102.8125%	102.8125%	102.8125%	102.8125%
IHS Holding limited, Senior Note Maturing 2026 | Redemption between November 29, 2024 - November 28, 2025
Borrowings
Early redemption price as a percentage of notional amount	101.40625%	101.40625%	101.40625%	101.40625%	101.40625%	101.40625%	101.40625%
IHS Holding limited, Senior Note Maturing 2026 | Redemption after November 29, 2025
Borrowings
Early redemption price as a percentage of notional amount	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
IHS Holding limited, Senior Note Maturing 2028
Borrowings
Notional amount	$ 500,000
Interest rate	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings	$ 506,991										498,635
IHS Holding limited, Senior Note Maturing 2028 | Redemption between November 29, 2024 - November 28, 2025
Borrowings
Early redemption price as a percentage of notional amount	103.125%	103.125%	103.125%	103.125%	103.125%	103.125%	103.125%
IHS Holding limited, Senior Note Maturing 2028 | Redemption between November 29, 2025 - November 28, 2026
Borrowings
Early redemption price as a percentage of notional amount	101.5625%	101.5625%	101.5625%	101.5625%	101.5625%	101.5625%	101.5625%
IHS Holding limited, Senior Note Maturing 2028 | Redemption after November 29, 2026
Borrowings
Early redemption price as a percentage of notional amount	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
IHS Netherlands Holdco B.V., Senior Note Maturing 2027
Borrowings
Notional amount	$ 940,000
Interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings	$ 943,725										959,814
IHS Netherlands Holdco B.V., Senior Note Maturing 2027 | Redemption after September 17, 2024
Borrowings
Early redemption price as a percentage of notional amount	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023
Borrowings
Notional amount | R$		R$ 1,200.0
Borrowings	$ 220,416										252,341
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024
Borrowings
Notional amount | R$		R$ 300.0
Borrowings	$ 56,165
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024
Borrowings
Notional amount | R$		R$ 160.0
Borrowings	$ 29,961
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
IHS Cote d Ivoire S.A., CIV XOF Tranche I
Borrowings
Notional amount | XOF			XOF 3.9
Interest rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings											6,570
IHS Cote d Ivoire S.A., CIV Euro Tranche I
Borrowings
Notional amount | €				€ 4.6
Borrowings											4,841
IHS Cote d Ivoire S.A., CIV Euro Tranche I | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
IHS Cote d Ivoire S.A., CIV XOF Tranche II
Borrowings
Notional amount | XOF			XOF 10.0
Interest rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Borrowings	$ 16,383
IHS Cote d Ivoire S.A., CIV Euro Tranche II
Borrowings
Notional amount | €				€ 78.7
Borrowings	$ 86,030
IHS Cote d Ivoire S.A., CIV Euro Tranche II | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
IHS Holding (2022) Term Loan Facility
Borrowings
Notional amount	$ 430,000
Borrowings	$ 432,838										370,935
Notional amount of borrowings drawn down									$ 430,000
IHS Holding (2022) Term Loan Facility | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
IHS Holding (2024) Term Facility
Borrowings
Notional amount	$ 210,000									$ 270,000
Borrowings	$ 206,298
IHS Holding (2024) Term Facility | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
IHS Kuwait Limited, maturing 2029
Borrowings
Notional amount | د.ك					د.ك 16.9
Borrowings	$ 56,070										61,354
IHS Kuwait Limited, maturing 2029 | CBK Discount Rate
Borrowings
Borrowings, adjustment to interest rate basis	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
IHS Towers South Africa Proprietary Limited, maturing 2029
Borrowings
Notional amount | R						R 3,400.0
Borrowings	$ 194,546										185,404
IHS Towers South Africa Proprietary Limited, maturing 2029 | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
IHS Zambia Limited, maturing 2027
Borrowings
Notional amount	$ 66,500
Borrowings	$ 67,003										81,297
IHS Zambia Limited, maturing 2027 | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
INT Towers Limited, maturing 2028
Borrowings
Notional amount | ₦							₦ 144.4
Borrowings	$ 91,311										186,302
INT Towers Limited, maturing 2028 | MPR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
INT Towers Limited, maturing 2028 | MPR | Minimum
Borrowings
Interest rate	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
INT Towers Limited, maturing 2028 | MPR | Maximum
Borrowings
Interest rate	27.00%	27.00%	27.00%	27.00%	27.00%	27.00%	27.00%
I-Systems Solues de Infraestrutura S.A., maturing 2030
Borrowings
Notional amount | R$		R$ 400.0
Borrowings	$ 77,704										84,305
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis	2.45%	2.45%	2.45%	2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
IHS Holding 2020 Revolving Credit Facility
Borrowings
Notional amount	$ 300,000
IHS Holding 2020 Revolving Credit Facility | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Nigeria (2023) Revolving Credit Facility
Borrowings
Notional amount							₦ 51.0					$ 33,000	₦ 55.0
Borrowings	$ 31,885
Nigeria (2023) Revolving Credit Facility | Minimum
Borrowings
Interest rate	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
Nigeria (2023) Revolving Credit Facility | Maximum
Borrowings
Interest rate	27.00%	27.00%	27.00%	27.00%	27.00%	27.00%	27.00%
Nigeria (2023) Revolving Credit Facility | MPR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
IHS Towers South Africa Proprietary Limited bank overdraft
Borrowings
Notional amount | R						R 350.0
Borrowings											675
IHS Towers South Africa Proprietary Limited bank overdraft | PRIME
Borrowings
Borrowings, adjustment to interest rate basis	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)
IHS Nigeria Limited, letters of credit maturing 2024
Borrowings
Notional amount	$ 356,500
Borrowings	$ 7,623										$ 319,454
IHS Nigeria Limited, letters of credit maturing 2024 | Minimum
Borrowings
Interest rate	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria Limited, letters of credit maturing 2024 | Maximum
Borrowings
Interest rate	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%